Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share)	$ 0.00166667	$ 0.00166667
Ordinary Shares, shares authorized	300,000,000	300,000,000
Ordinary Shares, shares issued	45,777,318	8,967,748
Ordinary Shares, shares outstanding	45,777,318	8,967,748